SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Notes Receivable from Participants (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
AbbVie Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 0	$ 0
AbbVie Puerto Rico Savings Plan
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for credit losses	$ 0	$ 0